Argentina’s Hyperinflationary Economy	12 Months Ended
Dec. 31, 2019
Hyperinflationary Reporting [Abstract]
Argentina’s Hyperinflationary Economy

7.   ARGENTINA’S HYPERINFLATIONARY ECONOMY

Since July 2018, Argentina’s economy is considered hyper-inflationary under the provisions of IAS 29 - Financial Reporting in Hyperinflationary Economies. A number of qualitative and quantitative criteria led to this qualification; chief among them is the cumulative inflation rate over three years exceeding 100%.

In accordance with the provisions of IAS 29, the financial statements of the companies in Argentina in which Enel Américas has an interest have been retrospectively restated by applying a general price index to the historical cost, in order to reflect changes in the purchasing power of the Argentine currency as of the closing date of these financial statements.

Non-monetary assets and liabilities were restated since February 2003, which was the last date on which an adjustment for inflation was made for accounting purposes in Argentina. In this regard, please note that the Group made its transition to IFRS on January 1, 2004 by applying the attributed cost exception for Property, plant and equipment.

For consolidation purposes in Enel Américas and as a result of the application of IAS 29, the profit or loss and the financial position of our Argentine subsidiaries was translated using the closing exchange rate (ARS/ US$) as of December 31, 2018 in accordance with the provisions of IAS 21 The Effects of Changes in Foreign Exchange Rates due to the fact that the Argentine economy qualifies as a hyper-inflationary economy (see Note 2.7.4). Previously, the profit or loss of the Argentine subsidiaries were translated using the average exchange rate of the period, as is the case for the translation of the profit or loss of the rest of the subsidiaries operating in other countries whose economies do not qualify as hyper-inflationary economies.

Considering that Enel Américas’ functional and presentation currency is not that of a hyper-inflationary economy according to the guidelines of IAS 29, the restatement of comparative results as of December 31, 2018 and 2017 is not required in the Group’s consolidated financial statements.

The general price indices used at the close of the reporting periods are as follows:

General price index
Historical inflation accumulated up to December 31, 2017	652.29%
From January to December 2018	47.84%
From January to December 2019	53.64%

As of December 31, 2018 the first time application of IAS 29 resulted in a positive adjustment to retained earnings of Enel Américas in the amount of ThUS$961,107 (net of taxes) as of January 1, 2018, of which ThUS$668,693 is attributable to the shareholders of Enel Américas. On the other hand, for the year ended December 31, 2019, the application of this standard resulted in a gain on the indexation of assets and liabilities of ThUS$124,477  (ThUS$270,380 at year-end 2018) (before tax). See Note 32.

The following is a summary of the effects of hyperinflation on the Consolidated Statements of Financial Position of Enel Américas:

	Initial balance as of 1-1-2019	Hyperinflation effects during period	Translation difference	Final hyperinflation balance as of 12-31-2019
	ThUS$	ThUS$	ThUS$	ThUS$
ASSETS
Current inventories	5,074	25,671	(1,881)	28,864
TOTAL CURRENT ASSETS	5,074	25,671	(1,881)	28,864
Investments accounted for using the equity method	388	79	(144)	323
Intangible assets other than goodwill	8,186	7,617	(3,037)	12,766
Goodwill	23,434	8,858	(8,694)	23,598
Property, plant and equipment	1,175,374	570,096	(436,054)	1,309,416
Deferred tax assets	-	20,861	-	20,861
TOTAL NON-CURRENT ASSETS	1,207,382	607,511	(447,929)	1,366,964
TOTAL ASSETS	1,212,456	633,182	(449,810)	1,395,828
LIABILITIES
Deferred tax liabilities	265,047	145,945	(98,330)	312,662
TOTAL NON-CURRENT LIABILITIES	265,047	145,945	(98,330)	312,662
TOTAL LIABILITIES	265,047	145,945	(98,330)	312,662
EQUITY
Equity attributable to the owners of the parent	664,005	347,305	(246,340)	764,970
Non-controlling interests	283,404	139,932	(105,140)	318,196
TOTAL EQUITY	947,409	487,237	(351,480)	1,083,166
TOTAL EQUITY AND LIABILITIES	1,212,456	633,182	(449,810)	1,395,828